UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-08397

THE MARSICO INVESTMENT FUND
(Exact name of registrant as specified in charter)

1200 17th Street, Suite 1600
Denver, CO 80202
 (Address of principal executive offices)(zip code)

Christopher J. Marsico
The Marsico Investment Fund
1200 17th Street, Suite 1600
Denver, CO 80202
(Name and address of agent for service)

Copies to:
Sander M. Bieber, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C.  20006

Registrant's telephone number, including area code: (303)454-5600

Date of fiscal year end: September 30

Date of reporting period: June 30, 2011

Item 1.  Schedule of Investments

The Marsico Investment Fund
Schedule of Investments
June 30, 2011 (Unaudited)

Marsico Focus Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2011
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS

Aerospace & Defense
Goodrich Corporation	390,607	$37,302,969	3.15%
Precision Castparts Corp.	165,016	27,169,884	2.29
		64,472,853	5.44
Biotechnology
Biogen Idec Inc.*	267,860	28,639,591	2.41

Casinos & Gaming
Wynn Resorts Ltd.	348,982	50,092,876	4.22

Computer Hardware
Apple, Inc.*	178,794	60,015,782	5.06

Construction & Farm Machinery & Heavy Trucks
Cummins, Inc.	402,895	41,695,603	3.52

Consumer Electronics
Harman International Industries, Inc.	117,815	5,368,830	0.45

Consumer Finance
American Express Company	688,348	35,587,592	3.00

Data Processing & Outsourced Services
Visa, Inc. - Cl. A	490,604	41,338,293	3.48

Diversified Chemicals
The Dow Chemical Company	1,220,398	43,934,328	3.70

Diversified Metals & Mining
Freeport-McMoRan Copper & Gold, Inc.	745,878	39,456,946	3.33

Fertilizers & Agricultural Chemicals
Monsanto Company	489,568	35,513,263	2.99

Industrial Conglomerates
Danaher Corporation	600,666	31,829,291	2.68

Industrial Machinery
Eaton Corporation	716,255	36,851,320	3.11

Integrated Oil & Gas
Occidental Petroleum Corporation	331,272	34,465,539	2.91

Internet Retail
Amazon.com, Inc.*	227,369	46,494,687	3.92
priceline.com, Inc.*	96,335	49,316,776	4.16
		95,811,463	8.08
Internet Software & Services
Baidu, Inc. Spon. ADR*	336,218	47,114,228	3.97

IT Consulting & Other Services
Accenture plc - Cl. A	386,718	23,365,502	1.97

Life Sciences Tools & Services
Agilent Technologies, Inc.*	423,161	21,627,759	1.82

Movies & Entertainment
Time Warner, Inc.	916,260	33,324,376	2.81

Oil & Gas Equipment & Services
Halliburton Company	850,049	43,352,499	3.65

Oil & Gas Exploration & Production
Anadarko Petroleum Corporation	215,295	16,526,044	1.39
EOG Resources, Inc.	239,167	25,004,910	2.11
		41,530,954	3.50
Oil & Gas Storage & Transportation
Kinder Morgan, Inc.*	629,103	18,074,129	1.52

Packaged Foods & Meats
Mead Johnson Nutrition Company	462,812	31,262,951	2.64

Pharmaceuticals
Allergan, Inc.	392,983	32,715,835	2.76

Railroads
Union Pacific Corporation	506,083	52,835,065	4.45

Restaurants
Chipotle Mexican Grill, Inc.*	41,029	12,644,727	1.07
Starbucks Corporation	1,052,000	41,543,480	3.50
		54,188,207	4.57
Systems Software
Oracle Corporation	1,668,604	54,913,758	4.63

TOTAL COMMON STOCKS
(Cost $813,934,869)		1,099,378,833	92.67

SHORT-TERM INVESTMENTS

State Street Institutional U.S. Government Money Market
Fund, 0.000%	140,346,479	140,346,479	11.83

TOTAL SHORT-TERM INVESTMENTS
(Cost $140,346,479)		140,346,479	11.83

TOTAL INVESTMENTS
(Cost $954,281,348)		1,239,725,312	104.50

Liabilities, Less Cash and Other Assets		(53,408,879)	(4.50)

NET ASSETS		$1,186,316,433	100.00%

* Non-income producing.
See notes to schedules of investments.

Marsico Growth Fund SCHEDULE OF INVESTMENTS As of June 30, 2011 (Unaudited)

	Number		Percent
	of		of Net
	Shares	Value	Assets
COMMON STOCKS

Aerospace & Defense
General Dynamics Corporation	90,015	$6,707,918	0.86%
Precision Castparts Corp.	130,067	21,415,531	2.75
		28,123,449	3.61
Apparel Retail
The TJX Companies, Inc.	510,121	26,796,656	3.44

Apparel, Accessories & Luxury Goods
Coach, Inc.	191,088	12,216,256	1.57
Compagnie Financière Richemont SA ADR	3,177,189	20,874,132	2.68
		33,090,388	4.25
Application Software
salesforce.com, inc.*	67,797	10,100,397	1.30

Automotive Retail
O'Reilly Automotive, Inc.*	42,466	2,781,948	0.36

Biotechnology
Biogen Idec Inc.*	140,235	14,993,926	1.93

Casinos & Gaming
Wynn Resorts Ltd.	170,517	24,476,010	3.14

Communications Equipment
Acme Packet, Inc.*	89,699	6,290,591	0.81
F5 Networks, Inc.*	42,376	4,671,954	0.60
		10,962,545	1.41
Computer Hardware
Apple, Inc.*	93,211	31,288,136	4.02

Construction & Farm Machinery & Heavy Trucks
Cummins, Inc.	113,871	11,784,510	1.51

Data Processing & Outsourced Services
Visa, Inc. - Cl. A	56,695	4,777,121	0.61

Distributors
Li & Fung Ltd.	2,440,000	4,876,800	0.63

Diversified Banks
U.S. Bancorp	694,817	17,724,782	2.28

Diversified Chemicals
PPG Industries, Inc.	259,511	23,561,004	3.03
The Dow Chemical Company	758,338	27,300,168	3.51
		50,861,172	6.54
Diversified Metals & Mining
Freeport-McMoRan Copper & Gold, Inc.	145,585	7,701,446	0.99

Electrical Components & Equipment
Rockwell Automation, Inc.	225,078	19,527,767	2.51

Fertilizers & Agricultural Chemicals
Monsanto Company	252,225	18,296,401	2.35

Footwear
NIKE, Inc. - Cl. B	234,110	21,065,218	2.71

Industrial Conglomerates
Danaher Corporation	312,984	16,585,022	2.13

Industrial Gases
Praxair, Inc.	293,158	31,775,396	4.08

Industrial Machinery
Eaton Corporation	366,723	18,867,898	2.42

Integrated Oil & Gas
Occidental Petroleum Corporation	185,709	19,321,164	2.48

Internet Retail
Amazon.com, Inc.*	100,476	20,546,337	2.64
priceline.com, Inc.*	64,103	32,816,249	4.22
		53,362,586	6.86
Internet Software & Services
Baidu, Inc. Spon. ADR*	190,417	26,683,134	3.43
Youku.com, Inc. Spon. ADR*	190,154	6,531,790	0.84
		33,214,924	4.27
Life Sciences Tools & Services
Agilent Technologies, Inc.*	380,932	19,469,435	2.50

Movies & Entertainment
Time Warner, Inc.	724,415	26,346,974	3.39

Oil & Gas Equipment & Services
Halliburton Company	318,891	16,263,441	2.09

Oil & Gas Exploration & Production
Continental Resources, Inc.*	125,970	8,176,713	1.05
EOG Resources, Inc.	73,163	7,649,191	0.98
		15,825,904	2.03
Packaged Foods & Meats
Green Mountain Coffee Roasters, Inc.*	112,089	10,005,064	1.28
Mead Johnson Nutrition Company	138,080	9,327,304	1.20
		19,332,368	2.48
Personal Products
The Estee Lauder Companies, Inc. - Cl. A	138,012	14,517,482	1.87

Railroads
Union Pacific Corporation	223,769	23,361,484	3.00

Regional Banks
The PNC Financial Services Group, Inc.	129,516	7,720,449	0.99

Restaurants
McDonald's Corporation	225,860	19,044,515	2.45
Starbucks Corporation	497,334	19,639,720	2.52
YUM! Brands, Inc.	201,315	11,120,640	1.43
		49,804,875	6.40
Specialized Consumer Services
Sotheby's	30,431	1,323,748	0.17

Specialty Stores
Tiffany & Co.	208,001	16,332,239	2.10

Systems Software
Oracle Corporation	782,305	25,745,658	3.31

TOTAL COMMON STOCKS
(Cost $512,698,599)		748,399,719	96.16

PREFERRED STOCKS

Diversified Banks
Wells Fargo & Company, Series J Pref., 8.000%	337,000	9,634,830	1.24

TOTAL PREFERRED STOCKS
(Cost $5,954,707)		9,634,830	1.24

UNITS

Marine Ports & Services
Hutchison Port Holdings Trust - Cl. U*	13,289,000	11,229,205	1.44

TOTAL UNITS
(Cost $13,388,070)		11,229,205	1.44

SHORT-TERM INVESTMENTS

State Street Institutional Treasury Money Market Fund, 0.000%	32,812,226	32,812,226	4.22

TOTAL SHORT-TERM INVESTMENTS
(Cost $32,812,226)		32,812,226	4.22

TOTAL INVESTMENTS
(Cost $564,853,602)		802,075,980	103.06

Liabilities, Less Cash and Other Assets		(23,851,359)	(3.06)

NET ASSETS		$778,224,621	100.00%

* Non-income producing.
See notes to schedules of investments.

Marsico 21st Century Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2011
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS

Aerospace & Defense
Honeywell International, Inc.	409,244	$24,386,850	3.47%
Precision Castparts Corp.	160,346	26,400,969	3.76
		50,787,819	7.23

Air Freight & Logistics
Expeditors International of Washington, Inc.	178,932	9,159,529	1.30

Apparel Retail
Ross Stores, Inc.	271,912	21,785,589	3.10
rue21, inc.*	224,992	7,312,240	1.04
		29,097,829	4.14

Application Software
ANSYS, Inc.*	295,024	16,128,962	2.30
Informatica Corporation*	233,918	13,667,829	1.94
salesforce.com, inc.*	49,279	7,341,585	1.04
		37,138,376	5.28

Asset Management & Custody Banks
State Street Corporation	341,008	15,376,051	2.19

Automobile Manufacturers
General Motors Company*	1,040,715	31,596,107	4.50
Tesla Motors, Inc.*	115,535	3,365,535	0.48
		34,961,642	4.98
Casinos & Gaming
Wynn Resorts Ltd.	116,462	16,716,955	2.38

Coal & Consumable Fuels
Solazyme, Inc.*	144,496	3,319,073	0.47

Computer Hardware
Apple, Inc.*	113,530	38,108,615	5.42

Electrical Components & Equipment
Sensata Technologies Holding N.V.*	600,669	22,615,188	3.22

Health Care Equipment
Intuitive Surgical, Inc.*	64,587	24,033,469	3.42

Health Care Technology
Allscripts Healthcare Solutions, Inc.*	842,227	16,356,048	2.33

Homebuilding
M.D.C. Holdings, Inc.	167,397	4,124,662	0.59

Homefurnishing Retail
Williams-Sonoma, Inc.	1,066,023	38,899,179	5.54

Hypermarkets & Super Centers
BJ's Wholesale Club, Inc.*	223,227	11,239,479	1.60

Integrated Oil & Gas
Occidental Petroleum Corporation	141,547	14,726,550	2.10

Internet Retail
Amazon.com, Inc.*	37,963	7,763,054	1.11
HomeAway, Inc.*	71,464	2,765,657	0.39
		10,528,711	1.50

Internet Software & Services
Bankrate, Inc.*	318,980	5,288,688	0.75
LinkedIn Corporation - Cl. A*	14,275	1,286,035	0.19
OpenTable, Inc.*	126,031	10,475,697	1.49
		17,050,420	2.43

Investment Banking & Brokerage
Jefferies Group, Inc.	1,011,171	20,627,888	2.93

Leisure Facilities
Vail Resorts, Inc.	159,071	7,352,262	1.05

Life Sciences Tools & Services
Pacific Biosciences of California, Inc.*	169,735	1,985,900	0.28

Movies & Entertainment
The Walt Disney Company	1,005,364	39,249,411	5.59

Oil & Gas Exploration & Production
Ultra Petroleum Corp.*	498,803	22,845,177	3.25

Oil & Gas Refining & Marketing
Amyris, Inc.*	135,508	3,806,420	0.54

Real Estate Services
Jones Lang LaSalle, Inc.	76,725	7,235,168	1.03

Regional Banks
BB&T Corporation	845,585	22,695,501	3.23
City National Corporation	220,080	11,939,340	1.70
Columbia Banking System, Inc.	337,955	5,819,585	0.83
First Horizon National Corporation	2,540,347	24,234,910	3.45
Fulton Financial Corporation	1,451,512	15,545,694	2.21
Glacier Bancorp, Inc.	398,029	5,365,431	0.76
Park Sterling Bank, Inc.*	419,993	2,083,165	0.30
The PNC Financial Services Group, Inc.	634,380	37,815,392	5.38
		125,499,018	17.86

Research & Consulting Services
RPX Corporation*	77,402	2,169,578	0.31

Restaurants
Chipotle Mexican Grill, Inc.*	14,779	4,554,740	0.65
Wendy's/Arby's Group, Inc. - Cl. A	3,074,555	15,587,994	2.22
		20,142,734	2.87

Retail REITs
Colony Financial, Inc.	313,621	5,667,131	0.81

Specialty Stores
Ulta Salon, Cosmetics & Fragrance, Inc.*	144,001	9,299,585	1.32

Thrifts & Mortgage Finance
First Niagara Financial Group, Inc.	2,447,728	32,310,010	4.60

Trucking
Zipcar, Inc.*	197,754	4,036,159	0.57

TOTAL COMMON STOCKS (Cost $580,714,562)		696,466,036	99.13

SHORT-TERM INVESTMENTS

State Street Institutional Treasury Money Market Fund, 0.000%	10,117,365	10,117,365	1.44

TOTAL SHORT-TERM INVESTMENTS (Cost $10,117,365)		10,117,365	1.44

TOTAL INVESTMENTS (Cost $590,831,927)		706,583,401	100.57

Liabilities, Less Cash and Other Assets		(3,996,998)	(0.57)

NET ASSETS		$702,586,403	100.00%

* Non-income producing.
See notes to schedules of investments.

Marsico International Opportunities Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2011
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS

Advertising
Publicis Groupe S.A.	42,095	$2,349,913	1.11%

Aerospace & Defense
Rolls-Royce Group PLC*	263,848	2,732,383	1.28

Apparel Retail
Industria de Diseno Textile S.A. (Inditex)	48,396	4,409,540	2.07

Apparel, Accessories & Luxury Goods
Adidas A.G.	28,357	2,248,189	1.06
Swatch Group AG	12,656	6,387,576	3.00
		8,635,765	4.06
Asset Management & Custody Banks
Julius Baer Group Ltd.*	104,964	4,335,856	2.04

Automobile Manufacturers
Honda Motor Co., Ltd.	164,000	6,318,415	2.97

Brewers
Anheuser-Busch InBev N.V.	54,952	3,189,269	1.50

Casinos & Gaming
Genting Singapore PLC*	2,695,000	4,249,014	2.00

Computer & Electronics Retail
Yamada-Denki Co., Ltd.	35,370	2,881,931	1.36

Computer Hardware
TOSHIBA Corporation	417,000	2,198,568	1.03

Construction & Farm Machinery & Heavy Trucks
Komatsu Ltd.	100,200	3,128,557	1.47

Distillers & Vintners
Pernod-Ricard S.A.	23,955	2,362,586	1.11

Distributors
Li & Fung Ltd.	2,412,000	4,820,837	2.27

Diversified Banks
Barclays PLC	1,080,885	4,434,169	2.08
CaixaBank S.A.	338,120	2,354,455	1.11
Commerzbank A.G.*	996,164	4,290,650	2.02
ICICI Bank Ltd. Spon. ADR	71,068	3,503,652	1.65
Standard Chartered PLC	169,491	4,452,134	2.09
		19,035,060	8.95
Diversified Chemicals
BASF S.E.	58,042	5,689,352	2.68

Diversified Metals & Mining
Xstrata PLC	152,389	3,356,428	1.58

Diversified Real Estate Activities
Hang Lung Properties Ltd.	737,000	3,039,783	1.43
Sumitomo Realty & Development Co., Ltd.	183,000	4,089,981	1.92
		7,129,764	3.35
Education Services
Anhanguera Educacional Participacoes S.A.	63,200	1,345,275	0.63

Electrical Components & Equipment
Schneider Electric S.A.	34,407	5,744,996	2.70
Sensata Technologies Holding N.V.*	107,836	4,060,025	1.91
		9,805,021	4.61
Industrial Conglomerates
Siemens A.G.	23,137	3,179,504	1.50

Industrial Machinery
FANUC Corporation	22,500	3,762,517	1.77

Integrated Telecommunication Services
China Unicom Hong Kong Ltd.	2,204,000	4,479,861	2.11

Internet Software & Services
Baidu, Inc. Spon. ADR*	16,352	2,291,406	1.08
DeNA Co., Ltd.	65,300	2,808,322	1.32
MercadoLibre, Inc.	30,768	2,441,133	1.15
SINA Corporation*	22,384	2,330,174	1.09
Youku.com, Inc. Spon. ADR*	69,556	2,389,249	1.12
		12,260,284	5.76
Movies & Entertainment
Imax Corporation*	34,681	1,124,705	0.53

Office Electronics
Canon, Inc.	90,100	4,285,723	2.02

Oil & Gas Exploration & Production
CNOOC Ltd.	997,800	2,355,376	1.11
OGX Petróleo e Gás Participações S.A.*	920,600	8,606,385	4.05
Pacific Rubiales Energy Corp.	169,077	4,531,744	2.13
Tullow Oil PLC	136,961	2,727,456	1.28
		18,220,961	8.57
Other Diversified Financial Services
Citigroup, Inc.	113,583	4,729,596	2.22

Packaged Foods & Meats
Nestlé S.A.	75,891	4,722,582	2.22

Pharmaceuticals
Novo Nordisk A/S - Cl. B	38,042	4,765,874	2.24
Roche Holding AG	26,511	4,438,490	2.09
		9,204,364	4.33
Publishing
Reed Elsevier PLC	138,919	1,264,765	0.59

Railroads
Canadian National Railway Company	66,068	5,278,833	2.48

Real Estate Operating Companies
BR Malls Participacoes S.A.	262,200	2,998,924	1.41

Research & Consulting Services
Experian PLC	27,445	349,592	0.16

Restaurants
Arcos Dorados Holdings, Inc. - Cl. A	77,556	1,635,656	0.77

Semiconductor Equipment
ASML Holding N.V.	147,012	5,422,500	2.55

Semiconductors
ARM Holdings PLC	328,073	3,085,071	1.45
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	328,823	4,146,458	1.95
		7,231,529	3.40
Specialized Finance
Hong Kong Exchanges and Clearing Ltd.	147,726	3,112,551	1.46

Specialty Chemicals
LyondellBasell Industries N.V. - Cl. A	107,962	4,158,696	1.96
Novozymes A/S - Cl. B	12,302	2,004,442	0.94
		6,163,138	2.90
Steel
ThyssenKrupp AG	42,802	2,223,891	1.05

Trading Companies & Distributors
Marubeni Corporation	582,000	3,867,860	1.82

Wireless Telecommunication Services
Millicom International Cellular S.A.	34,899	3,620,771	1.70

TOTAL COMMON STOCKS (Cost $167,089,090)		207,113,641	97.39

RIGHTS

Diversified Banks
CaixaBank S.A., Expiration Date: July 15, 2011*	338,120	25,497	0.01

TOTAL RIGHTS (Cost $24,884)		25,497	0.01

SHORT-TERM INVESTMENTS

State Street Institutional Treasury Money Market Fund, 0.000%	7,682,508	7,682,508	3.61

TOTAL SHORT-TERM INVESTMENTS (Cost $7,682,508)		7,682,508	3.61

TOTAL INVESTMENTS (Cost $174,796,482)		214,821,646	101.01

Liabilities, Less Cash and Other Assets		(2,146,794)	(1.01)

NET ASSETS		$212,674,852	100.00%

* Non-income producing.
 See notes to schedules of investments.

Marsico International Opportunities Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2011
(Unaudited)

FOREIGN FORWARD CURRENCY CONTRACTS OPEN AT JUNE 30, 2011

Counterparty: State Street Global Markets Japanese Yen (¥)

	Contract Amount		06/30/11	Unrealized
Settlement Date	Buy	Sell	Value	Gain / (Loss)

July 8, 2011	¥435,947,452	$5,426,707	$5,405,838	($20,869)
				(20,869)

July 8, 2011	$19,943,931	¥1,698,481,974	$21,061,523	(1,117,592)
				(1,117,592)

Total				($1,138,461)

See accompanying notes to schedule of investments.

Marsico International Opportunities Fund

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
		Investment
Country	Market Value	Securities
Argentina	$4,076,789	1.90%
Belgium	3,189,269	1.48
Brazil	12,950,584	6.03
Canada	6,403,538	2.98
China/Hong Kong	24,819,237	11.55
Colombia	4,531,744	2.11
Denmark	6,770,316	3.15
France	10,457,495	4.87
Germany	17,631,586	8.21
India	3,503,652	1.63
Ireland	349,592	0.16
Japan	33,341,874	15.52
Luxembourg	3,620,771	1.69
Netherlands	13,641,221	6.35
Singapore	4,249,014	1.98
Spain	6,789,492	3.16
Switzerland	23,240,932	10.82
Taiwan	4,146,458	1.93
United Kingdom	18,695,978	8.70
United States(1)	12,412,104	5.78
	$214,821,646	100.00%

(1) Includes short-term securities.

Marsico Flexible Capital Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2011
(Unaudited)

	Number		Percent
	of		of Net
	Shares	Value	Assets
COMMON STOCKS

Apparel Retail
rue21, inc.*	164,066	$5,332,145	0.89%
The TJX Companies, Inc.	363,446	19,091,818	3.19
		24,423,963	4.08
Application Software
SolarWinds, Inc.*	229,346	5,995,104	1.00

Auto Parts & Equipment
BorgWarner, Inc.*	127,901	10,333,122	1.73

Automobile Manufacturers
Tesla Motors, Inc.*	168,817	4,917,639	0.82

Automotive Retail
AutoZone, Inc.*	55,368	16,325,255	2.73

Broadcasting
Discovery Communications, Inc. - Cl. A*	216,392	8,863,417	1.48
Phoenix Satellite Television Holdings Ltd.	4,392,000	1,736,961	0.29
		10,600,378	1.77
Computer Hardware
Apple, Inc.*	26,556	8,914,052	1.49

Data Processing & Outsourced Services
Visa, Inc. - Cl. A	197,348	16,628,542	2.78

Department Stores
Kohl's Corporation	247,613	12,383,126	2.07

Distributors
Li & Fung Ltd.	3,455,000	6,905,470	1.15

Diversified Banks
U.S. Bancorp	721,404	18,403,016	3.08

Diversified Chemicals
PPG Industries, Inc.	108,202	9,823,660	1.64

Education Services
Anhanguera Educacional Participacoes S.A.	275,400	5,862,165	0.98

Electrical Components & Equipment
Rockwell Automation, Inc.	159,487	13,837,092	2.31
Sensata Technologies Holding N.V.*	884,064	33,285,010	5.57
		47,122,102	7.88
Fertilizers & Agricultural Chemicals
Monsanto Company	132,635	9,621,343	1.61

Health Care Technology
Allscripts Healthcare Solutions, Inc.*	649,746	12,618,067	2.11

Home Entertainment Software
Electronic Arts, Inc.*	526,049	12,414,756	2.07

Homefurnishing Retail
Williams-Sonoma, Inc.	243,045	8,868,712	1.48

Hotels, Resorts & Cruise Lines
Home Inns & Hotels Management, Inc. ADR*	181,311	6,897,070	1.15

Industrial Conglomerates
Jardine Matheson Holdings Ltd.	220,000	12,633,533	2.11

Internet Retail
HomeAway, Inc.*	66,461	2,572,041	0.43

Internet Software & Services
Baidu, Inc. Spon. ADR*	62,586	8,770,176	1.47
Cornerstone OnDemand, Inc.*	154,245	2,722,424	0.46
OpenTable, Inc.*	105,340	8,755,861	1.46
Youku.com, Inc. Spon. ADR*	275,641	9,468,269	1.58
		29,716,730	4.97
Managed Health Care
Odontoprev S.A.	585,400	9,752,603	1.63

Movies & Entertainment
Time Warner, Inc.	499,949	18,183,145	3.04

Oil & Gas Drilling
Seadrill Ltd.	184,792	6,519,462	1.09

Oil & Gas Equipment & Services
National Oilwell Varco, Inc.	155,562	12,166,504	2.03

Oil & Gas Refining & Marketing
Amyris, Inc.*	91,653	2,574,533	0.43

Oil & Gas Storage & Transportation
Targa Resources Corporation	899,554	30,099,077	5.03

Packaged Foods & Meats
Green Mountain Coffee Roasters, Inc.*	143,929	12,847,102	2.15
Mead Johnson Nutrition Company	181,227	12,241,884	2.04
		25,088,986	4.19
Property & Casualty Insurance
The Travelers Companies, Inc.	209,152	12,210,294	2.04

Semiconductors
Mellanox Technologies Ltd.*	157,202	4,686,192	0.78

Systems Software
Oracle Corporation	548,285	18,044,059	3.02

Thrifts & Mortgage Finance
First Niagara Financial Group, Inc.	1,298,373	17,138,524	2.86

TOTAL COMMON STOCKS
(Cost $406,249,205)		450,443,225	75.27
			Percent
	Par		of Net
	Value	Value	Assets
CORPORATE BONDS
Health Care Facilities
HCA, Inc., 9.250%, 11/15/16	$14,441,000	15,325,511	2.56
HCA, Inc., 9.625%, 11/15/16	2,658,000	2,827,448	0.47
		18,152,959	3.03
Other Diversified Financial Services
Bank of America Corporation, 8.125%, 12/29/49	11,939,000	12,468,017	2.08

Real Estate Services
CB Richard Ellis Services, Inc., 11.625%, 6/15/17	5,613,000	6,504,064	1.09

TOTAL CORPORATE BONDS
(Cost $37,315,042)		37,125,040	6.20
	Number		Percent
	of		of Net
	Shares	Value	Assets
PREFERRED STOCKS

Consumer Finance
Ally Financial, Inc., 8.500%	686,275	17,177,463	2.87

Diversified Banks
Wells Fargo Capital XV, 9.750%	11,181,000	11,795,955	1.97

Other Diversified Financial Services
Countrywide Capital V, Capital Securities, 7.000%	724,364	18,051,151	3.02

TOTAL PREFERRED STOCKS
(Cost $45,947,755)		47,024,569	7.86

UNITS

Marine Ports & Services
Hutchison Port Holdings Trust - Cl. U*	9,043,000	7,641,335	1.28

TOTAL UNITS
(Cost $9,224,764)		7,641,335	1.28

SHORT-TERM INVESTMENTS

State Street Institutional Treasury Money Market Fund,
0.000%	87,006,259	87,006,259	14.54

TOTAL SHORT-TERM INVESTMENTS
(Cost $87,006,259)		87,006,259	14.54

TOTAL INVESTMENTS
(Cost $585,743,025)	629,240,428	105.15

Liabilities, Less Cash and Other Assets	(30,831,898)	(5.15)

NET ASSETS	$598,408,530	100.00%

	Number		Percent
	of		of Net
	Contracts	Value	Assets
SECURITIES SOLD SHORT

Written Call Options
Green Mountain Coffee Roasters, Inc., Exercise Price:
$ 105.00, Expiration Date: August 2011*	(1,079)	$(140,270)	(0.03)%
Monsanto Company, Exercise Price: $75.00, Expiration Date:
August 2011*	(1,326)	(196,248)	(0.03)

TOTAL WRITTEN CALL OPTIONS
(Premiums Received $222,403)		(336,518)	(0.06)

TOTAL SECURITIES SOLD SHORT
(Premiums Received $222,403)		$(336,518)	(0.06)%

* Non-income producing.
See notes to schedules of investments.

Marsico Flexible Capital Fund

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
		Investment
Country	Market Value	Securities
Brazil	$15,614,768	2.48%
China/Hong Kong	54,052,814	8.59
Israel	4,686,192	0.74
Netherlands	33,285,010	5.29
Norway	6,519,462	1.04
United States(1)	515,082,182	81.86
	$629,240,428	100.00%

(1) Includes short-term securities.

Marsico Global Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2011
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS

Aerospace & Defense
Precision Castparts Corp.	23,578	$3,882,118	2.82%

Air Freight & Logistics
Expeditors International of Washington, Inc.	20,382	1,043,355	0.76

Apparel Retail
Industria de Diseno Textile S.A. (Inditex)	81,219	7,400,166	5.37
rue21, inc.*	37,951	1,233,408	0.90
		8,633,574	6.27
Apparel, Accessories & Luxury Goods
Compagnie Financière Richemont SA	99,071	6,492,423	4.71
lululemon athletica, inc.*	15,650	1,749,983	1.27
Prada S.p.A.*	379,400	2,289,067	1.66
		10,531,473	7.64
Application Software
ANSYS, Inc.*	38,716	2,116,604	1.54
Informatica Corporation*	45,164	2,638,932	1.91
salesforce.com, inc.*	9,311	1,387,153	1.01
		6,142,689	4.46
Asset Management & Custody Banks
Julius Baer Group Ltd.*	98,786	4,080,654	2.96
State Street Corporation	77,489	3,493,979	2.54
		7,574,633	5.50
Automobile Manufacturers
Bayerische Motoren Werke AG	44,214	4,415,163	3.21
General Motors Company*	128,587	3,903,901	2.83
Tesla Motors, Inc.*	23,141	674,098	0.49
		8,993,162	6.53
Casinos & Gaming
Wynn Macau Ltd.	1,607,475	5,274,481	3.83

Coal & Consumable Fuels
Solazyme, Inc.*	26,546	609,762	0.44

Computer Hardware
Apple, Inc.*	20,682	6,942,327	5.04

Distributors
Li & Fung Ltd.	1,176,000	2,350,458	1.71

Diversified Banks
Barclays PLC	805,994	3,306,470	2.40
Commerzbank A.G.*	531,177	2,287,871	1.66
ICICI Bank Ltd. Spon. ADR	13,803	680,488	0.49
		6,274,829	4.55
Diversified Real Estate Activities
BR Properties S.A.	91,900	1,030,500	0.75

Electrical Components & Equipment
Sensata Technologies Holding N.V.*	105,049	3,955,095	2.87

Health Care Equipment
Intuitive Surgical, Inc.*	11,532	4,291,172	3.11

Internet Retail
Amazon.com, Inc.*	7,507	1,535,106	1.11
HomeAway, Inc.*	13,851	536,034	0.39
MakeMyTrip Ltd.*	11,221	274,915	0.20
		2,346,055	1.70
Internet Software & Services
Bankrate, Inc.*	60,131	996,972	0.73
MercadoLibre, Inc.	43,452	3,447,482	2.50
OpenTable, Inc.*	12,320	1,024,038	0.74
Youku.com, Inc. Spon. ADR*	36,984	1,270,400	0.92
		6,738,892	4.89
Investment Banking & Brokerage
Jefferies Group, Inc.	75,658	1,543,423	1.12

Marine
Kuehne + Nagel International AG	23,169	3,519,950	2.55

Marine Ports & Services
LLX Logistica S.A.*	393,300	1,209,650	0.88

Movies & Entertainment
The Walt Disney Company	122,672	4,789,115	3.47

Oil & Gas Exploration & Production
OGX Petróleo e Gás Participações S.A.*	302,700	2,829,842	2.05
Ultra Petroleum Corp.*	85,159	3,900,282	2.83
		6,730,124	4.88
Oil & Gas Refining & Marketing
Amyris, Inc.*	25,390	713,205	0.52

Other Diversified Financial Services
Citigroup, Inc.	97,914	4,077,139	2.96

Packaged Foods & Meats
Nestlé S.A.	48,636	3,026,545	2.20

Real Estate Operating Companies
BR Malls Participacoes S.A.	360,000	4,117,515	2.99

Regional Banks
BB&T Corporation	181,102	4,860,778	3.53
The PNC Financial Services Group, Inc.	111,601	6,652,535	4.83
		11,513,313	8.36
Research & Consulting Services
RPX Corporation*	13,873	388,860	0.28

Restaurants
Chipotle Mexican Grill, Inc.*	2,290	705,755	0.51

Specialty Chemicals
Novozymes A/S - Cl. B	22,424	3,653,682	2.65

TOTAL COMMON STOCKS (Cost $101,397,369)		132,602,851	96.24

UNITS

Marine Ports & Services
Hutchison Port Holdings Trust - Cl. U*	2,623,000	2,216,435	1.61

TOTAL UNITS (Cost $2,675,722)		2,216,435	1.61

SHORT-TERM INVESTMENTS

State Street Institutional Treasury Money Market Fund, 0.000%	3,559,831	3,559,831	2.58

TOTAL SHORT-TERM INVESTMENTS (Cost $3,559,831)		3,559,831	2.58

TOTAL INVESTMENTS (Cost $107,632,922)		138,379,117	100.43

Liabilities, Less Cash and Other Assets		(597,956)	(0.43)

NET ASSETS		$137,781,161	100.00%

* Non-income producing.
 See notes to schedules of investments.

Marsico Global Fund

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
		Investment
Country	Market Value	Securities
Argentina	$3,447,482	2.49%
Brazil	9,187,507	6.64
Canada	1,749,983	1.27
China/Hong Kong	11,111,774	8.03
Denmark	3,653,682	2.64
Germany	6,703,034	4.84
India	955,403	0.69
Italy	2,289,067	1.65
Netherlands	3,955,095	2.86
Spain	7,400,166	5.35
Switzerland	17,119,572	12.37
United Kingdom	3,306,470	2.39
United States(1)	67,499,882	48.78
	$138,379,117	100.00%

(1) Includes short-term securities.

Marsico Emerging Markets Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2011
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS

Agricultural Products
Asian Citrus Holdings Ltd.	176,661	$160,704	2.59%

Apparel Retail
Cia. Hering	7,400	170,224	2.75

Casinos & Gaming
Genting Singapore PLC*	106,000	167,123	2.70
Wynn Macau Ltd.	55,600	182,436	2.94
		349,559	5.64

Commodity Chemicals
Petronas Chemicals Group Bhd*	25,500	59,976	0.97

Diversified Banks
Credicorp Ltd.	1,911	164,537	2.66
Erste Group Bank AG	3,433	179,797	2.90
ICICI Bank Ltd. Spon. ADR	3,389	167,078	2.70
Komercni Banka AS	516	125,734	2.03
PT Bank Rakyat Indonesia Persero Tbk	218,000	165,821	2.68
Turkiye Garanti Bankasi AS	13,357	60,611	0.98
		863,578	13.95
Diversified Metals & Mining
PT Borneo Lumbung Energi & Metal Tbk*	996,000	163,039	2.63

Diversified Real Estate Activities
Hang Lung Properties Ltd.	14,000	57,744	0.93

Drug Retail
Brazil Pharma S.A.*	10,000	110,082	1.78

Education Services
Anhanguera Educacional Participacoes S.A.	7,900	168,159	2.72

Electric Utilities
Light S.A.	6,700	126,045	2.04

Electronic Equipment & Instruments
TPK Holding Company Ltd.*	5,000	152,993	2.47

Footwear
Arezzo Industria e Comercio S.A.*	11,200	156,806	2.53

Health Care Equipment
China Kanghui Holdings Spon. ADR*	6,989	163,892	2.65

Hotels, Resorts & Cruise Lines
Home Inns & Hotels Management, Inc. ADR*	4,305	163,762	2.64
Shangri-La Asia Ltd.	66,833	164,421	2.66
		328,183	5.30
Integrated Oil & Gas
YPF S.A. Spon. ADR	1,415	63,746	1.03

Internet Retail
MakeMyTrip Ltd.*	5,010	122,745	1.98

Internet Software & Services
Baidu, Inc. Spon. ADR*	883	123,735	2.00
MercadoLibre, Inc.	1,539	122,104	1.97
SINA Corporation*	1,248	129,917	2.10
Yandex N.V. - Cl. A	3,628	128,830	2.08
Youku.com, Inc. Spon. ADR*	3,393	116,550	1.88
		621,136	10.03
Life Sciences Tools & Services
WuXi PharmaTech (Cayman) Inc. ADR*	9,717	170,631	2.76

Managed Health Care
Odontoprev S.A.	10,000	166,597	2.69

Office REITs
Ascendas India Trust	215,000	166,390	2.69

Oil & Gas Exploration & Production
OGX Petróleo e Gás Participações S.A.*	17,850	166,874	2.69
Pacific Rubiales Energy Corp.	6,021	161,380	2.61
		328,254	5.30
Personal Products
Hengan International Group Co., Ltd.	18,500	166,472	2.69

Pharmaceuticals
Celltrion, Inc.	1,491	61,726	1.00

Real Estate Operating Companies
BR Malls Participacoes S.A.	14,800	169,276	2.73
Parque Arauco S.A.	73,824	165,071	2.67
		334,347	5.40
Restaurants
International Meal Company Holdings S.A.*	16,500	173,389	2.80

Semiconductors
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	12,967	163,514	2.64

Systems Software
Totvs S.A.	8,665	159,903	2.58

Wireless Telecommunication Services
Philippine Long Distance Telephone Company Spon. ADR	2,136	115,429	1.86

TOTAL COMMON STOCKS (Cost $5,607,326)		5,845,263	94.40

SHORT-TERM INVESTMENTS

State Street Institutional Treasury Money Market Fund, 0.000%	396,602	396,602	6.40

TOTAL SHORT-TERM INVESTMENTS (Cost $396,602)		396,602	6.40

TOTAL INVESTMENTS (Cost $6,003,928)		6,241,865	100.80

Liabilities, Less Cash and Other Assets		(49,458)	(0.80)

NET ASSETS		$6,192,407	100.00%

* Non-income producing.
 See notes to schedules of investments.

Marsico Emerging Markets Fund

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
		Investment
Country	Market Value	Securities
Argentina	$185,850	2.98%
Austria	179,797	2.88
Brazil	1,567,355	25.11
Chile	165,071	2.65
China/Hong Kong	1,600,264	25.64
Colombia	161,380	2.58
Czech Republic	125,734	2.01
India	456,213	7.31
Indonesia	328,860	5.27
Malaysia	59,976	0.96
Peru	164,537	2.64
Philippines	115,429	1.85
Russia	128,830	2.06
Singapore	167,123	2.68
South Korea	61,726	0.99
Taiwan	316,507	5.07
Turkey	60,611	0.97
United States(1)	396,602	6.35
	$6,241,865	100.00%

(1) Includes short-term securities.

Notes to Schedules of Investments

Investment Valuation - A security traded on a recognized stock exchange is valued at the last sale price prior to the closing of the principal exchange on which the security is traded. Securities traded on NASDAQ generally will be valued at the NASDAQ Official Closing Price. If no sale is reported on the valuation date, the most current bid price will generally be used.  Other securities for which over-the-counter market quotations are readily available are valued at the last sale price. Debt securities that will mature in more than 60 days are generally valued at their bid prices furnished by a pricing service. Debt securities that will mature in 60 days or less are valued at amortized cost, if it approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser in accordance with procedures established by, and under the general supervision of, the Board of Trustees of the Focus Fund, Growth Fund, 21st Century Fund, International Opportunities Fund, Flexible Capital Fund, Global Fund and Emerging Markets Fund (collectively, the “Funds”). The Funds may use pricing services to assist in determining market value. The Board of Trustees has authorized the use of a pricing service to assist the Funds in valuing certain equity securities listed or traded on foreign security exchanges in the Funds’ portfolios in certain circumstances where there is a significant change in the value of related U.S.-traded securities, as represented by the S&P 500 Index.

Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Values of securities denominated in foreign currencies are translated into U.S. dollars at 4:00 p.m. ET. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Reported realized gains on foreign currency transactions arise from sales of portfolio securities, forward currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at fiscal year-end. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities at fiscal year-end, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign Forward Currency Contracts—The Funds may enter into foreign forward currency contracts to reduce their exposure to changes in foreign currency exchange rates on their foreign holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A foreign forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate.

Foreign forward currency contracts held by the Funds are fully collateralized by other securities. If held by the Funds, such collateral would be in the possession of the Funds’ custodian. The collateral would be evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding foreign forward currency contracts.

Foreign-denominated assets and foreign forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.  The International Opportunities Fund held outstanding foreign forward currency contracts as listed following the Schedule of Investments.

Options Contracts — The Funds may purchase and write (sell) put and call options on foreign and domestic stock indices, foreign currencies, and U.S. and foreign securities that are traded on a securities exchange or an over-the-counter market. These transactions are for hedging purposes or for the purpose of earning additional income. In addition, the Funds may enter into such transactions for cross-hedging purposes. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

Transactions in put options written for the nine-months ended June 30, 2011 were as follows:

	Flexible Capital Fund
	Number of	Premium
	Contracts	Amount
Options outstanding at September 30, 2010	-	$-
Options written	11,235	608,728
Options closed	(1,067)	(51,420)
Options exercised	-	-
Options expired	(7,763)	(334,905)
Options outstanding at June 30, 2011	2,405	$222,403

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more likely-than-not” standard that based on the technical merits have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations contained in the Funds’ Annual and Semi-Annual Reports.

The Income Tax Statement requires management of the Funds to analyze all open tax years, fiscal years 2007-2010 as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended June 30, 2011, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

 At June 30, 2011 gross unrealized appreciation and depreciation of investments and options written based on cost for federal income tax purposes were as follows:

	Focus Fund	Growth Fund	21st Century Fund	International Opportunities Fund	Flexible Capital Fund	Global Fund	Emerging Markets Fund

Cost of Investments	$970,424,004	$574,722,826	$595,341,714	$176,823,421	$588,597,899	$108,992,106	$6,307,166

Gross Unrealized Appreciation	$274,134,029	$235,110,594	$129,636,556	$44,341,644	$47,410,825	$32,052,116	$214,550
Gross Unrealized Depreciation	(4,832,721)	(7,757,440)	(18,394,869)	(6,343,419)	(6,882,411)	(2,665,105)	(279,851)

Net Unrealized Appreciation (Depreciation) on Investments	$269,301,308	$227,353,154	$111,241,687	$37,998,225	$40,528,414	$29,387,011	$(65,301)

Proceeds from Options Written	$-	$-	$-	$-	$(222,403)	$-	$-

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies ("PFICs").

“Fair Value Measurements and Disclosures” (the “Fair Value Statement”) defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. Under the Fair Value Statement, various inputs are used in determining the value of the Funds’ investments.

▪	Level 1 – quoted prices in active markets for identical securities
▪	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotations obtained from pricing services)
▪	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those investments. In accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to a significant change in the value of U.S.-traded securities, as measured by the S&P 500 Index. In this circumstance, such securities are included along with other securities categorized as Level 2.  Such securities represent the only significant transfers between each of the three levels.

The following is a summary of the fair values of the Funds’ investments in each category and economic sector as of June 30, 2011:

Fund Investmnents by
Major Security Type	Level 1	Level 2	Level 3	Total
Marsico Focus Fund
Assets
Common Stocks
Consumer Discretionary	$238,785,752	$-	$-	$238,785,752
Consumer Staples	31,262,951	-	-	31,262,951
Energy	137,423,121	-	-	137,423,121
Financials	35,587,592	-	-	35,587,592
Health Care	82,983,185	-	-	82,983,185
Industrials	227,684,132	-	-	227,684,132
Information Technology	226,747,563	-	-	226,747,563
Materials	118,904,537	-	-	118,904,537
Short-term Investments	140,346,479	-	-	140,346,479
				$1,239,725,312

Marsico Growth Fund
Assets
Common Stocks
Consumer Discretionary	255,380,642	4,876,800	-	260,257,442
Consumer Staples	33,849,850	-	-	33,849,850
Energy	51,410,509	-	-	51,410,509
Financials	25,445,231	-	-	25,445,231
Health Care	34,463,361	-	-	34,463,361
Industrials	118,250,130	-	-	118,250,130
Information Technology	116,088,781	-	-	116,088,781
Materials	108,634,415	-	-	108,634,415
Preferred Stocks	9,634,830	-	-	9,634,830
Units	11,229,205	-	-	11,229,205
Short-term Investments	32,812,226	-	-	32,812,226
				$802,075,980

Marsico 21st Century Fund
Assets
Common Stocks
Consumer Discretionary	210,372,970	-	-	210,372,970
Consumer Staples	11,239,479	-	-	11,239,479
Energy	44,697,220	-	-	44,697,220
Financials	206,715,266	-	-	206,715,266
Health Care	42,375,417	-	-	42,375,417
Industrials	88,768,273	-	-	88,768,273
Information Technology	92,297,411	-	-	92,297,411
Short-term Investments	10,117,365	-	-	10,117,365
				$706,583,401

Marsico International Opportunities Fund
Assets
Common Stocks
Consumer Discretionary	4,105,636	34,930,180	-	39,035,816
Consumer Staples	-	10,274,437	-	10,274,437
Energy	13,138,129	5,082,832	-	18,220,961
Financials	11,232,172	30,109,579	-	41,341,751
Health Care	-	9,204,364	-	9,204,364
Industrials	9,338,858	22,765,409	-	32,104,267
Information Technology	13,598,420	17,800,184	-	31,398,604
Materials	4,158,696	13,274,113	-	17,432,809
Telecommunication Services	3,620,771	4,479,861	-	8,100,632
Rights	25,497	-	-	25,497
Short-term Investments	7,682,508	-	-	7,682,508
				$214,821,646

Liabilities
Other financial instruments*	-	(1,138,461)	-	(1,138,461)

Marsico Flexible Capital Fund
Assets
Common Stocks
Consumer Discretionary	$119,629,655	$8,642,431	$-	$128,272,086
Consumer Staples	25,088,986	-	-	25,088,986
Energy	51,359,576	-	-	51,359,576
Financials	47,751,834	-	-	47,751,834
Health Care	22,370,670	-	-	22,370,670
Industrials	47,122,102	12,633,533	-	59,755,635
Information Technology	96,399,435	-	-	96,399,435
Materials	19,445,003	-	-	19,445,003
Corporate Bonds	-	37,125,040	-	37,125,040
Preferred Stocks	47,024,569	-	-	47,024,569
Units	7,641,335	-	-	7,641,335
Short-term Investments	87,006,259	-	-	87,006,259
				$629,240,428
Liabilities
Written Call Options	(336,518)	-	-	(336,518)

Marsico Global Fund
Assets
Common Stocks
Consumer Discretionary	17,691,382	25,932,691	-	43,624,073
Consumer Staples	-	3,026,545	-	3,026,545
Energy	8,053,091	-	-	8,053,091
Financials	26,456,357	9,674,995	-	36,131,352
Health Care	4,291,172	-	-	4,291,172
Industrials	10,479,078	3,519,950	-	13,999,028
Information Technology	19,823,908	-	-	19,823,908
Materials	-	3,653,682	-	3,653,682
Units	2,216,435	-	-	2,216,435
Short-term Investments	3,559,831	-	-	3,559,831
				$138,379,117

Marsico Emerging Markets Fund
Assets
Common Stocks
Consumer Discretionary	955,085	513,980	-	1,469,065
Consumer Staples	110,082	327,176	-	437,258
Energy	392,000	-	-	392,000
Financials	665,962	756,097	-	1,422,059
Health Care	562,846	-	-	562,846
Information Technology	944,553	152,993	-	1,097,546
Materials	-	223,015	-	223,015
Telecommunication Services	115,429	-	-	115,429
Utilities	126,045	-	-	126,045
Short-term Investments	396,602	-	-	396,602
				$6,241,865

*Other financial instruments include foreign forward currency contracts, which are valued at the unrealized appreciation/depreciation of the investment.

Item 2.  Controls and Procedures

(a)
The registrant’s principal executive officer and principal financial officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the registrant and by the registrant’s service providers.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s fiscal quarter ended June 30, 2011 that materially affected, or were reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

(a)
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit	Description of Exhibit
A	Certificate of Principal Executive Officer
B	Certificate of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Marsico Investment Fund

By:	/s/ Christopher J. Marsico Christopher J. Marsico Executive Vice President and Chief Operating Officer

Date:  August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher J. Marsico Christopher J. Marsico Executive Vice President and Chief Operating Officer

Date:  August 26, 2011

By:	/s/ Neil L. Gloude Neil L. Gloude Vice President, Secretary and Treasurer

Date:  August 26, 2011